CONSOLIDATED STATEMENT OF CASH FLOWS UNAUDITED - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net loss	$ (270,344)	$ (536,398)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	30,011	19,288
Gain on forgiveness of payables and liabilities	181,055	0
Change in fair market of derivative liabilities	0	0
Impairment of goodwill and intangible assets	0	0
Loss on equity investment	0	0
Issuance of common stock for legal settlement	0	0
Amortization of debt discount	0	0
Bad debt expense	0	0
Exceptional Costs gain	25,260	0
Operating lease expense	0	11,507
Changes in operating assets and liabilities:
Accounts receivable	(136,294)	(12,918)
Inventory	0	0
Contract assets	0	0
Prepaid expenses and other assets	58,451	989
Contract liabilities	0	0
Loss provision for contracts in progress	0	0
Accounts payable and accrued expenses	266,803	437,569
Operating lease liabilities, net	(527,409)	(11,790)
Other current liabilities	1,684	66
Other assets	449,556	0
Other liabilities	0	0
Net cash provided (used) in operating activities	78,774	(91,687)
Cash flows from investing activities:
Purchases of property and equipment	19,675	0
Investment in joint venture	0	0
Issuance of note receivable, related party	0	(29,817)
Advances to related party	0	(30,000)
Net cash provided (used) in investing activities	19,675	(59,817)
Cash flows from financing activities:
Issuance of common stock, net of fees	439,370	140,580
Proceeds from convertible notes	15,270	0
Net repayments of loan payable	(136,159)	0
Net cash provided (used) by financing activities	318,481	140,580
Net change in cash	416,929	(10,923)
Effect of exchange rate on cash	(395,675)	0
Cash at beginning of year	86,531	11,912
Cash at end of year	107,785	990
Supplemental disclosure of cash flow information:
Cash paid for interest	0	0
Cash paid for income taxes	0	0
Non-cash financing and investing activities:
Conversion of convertible debt	$ 0	$ 0